Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 19, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated September 1, 2022, and the Statement of Additional Information (the “SAI”), dated September 1, 2022 (as revised October 3, 2022), for the iShares Core Dividend ETF (DIVB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® US Dividend and Buyback IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to U.S.-based companies that return capital to shareholders through either dividend payments or share buybacks. The Underlying Index consists of companies with the largest dividend and buyback programs in the market measured by adjusted shareholder yield, as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Index Provider’s adjusted shareholder yield calculation gives a 75% weighting to dividend yields and 25% weighting to net buyback yields. The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which is a broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks.
Constituent securities of the Parent Index with aggregate dividend yield and buyback yield (“total shareholder yield”) in excess of 0.1% are eligible for inclusion in the Underlying Index. Companies in the top 5% of total shareholder yield are removed. The remaining companies are selected by decreasing order of adjusted shareholder yield until 50% coverage of total shareholder payout dollars of the Parent Index is reached. Total shareholder payout dollars of a company is defined as the total shareholder yield multiplied by the float-adjusted market capitalization of the company. Companies with negative total shareholder yield are not included in the aggregate calculation. The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each individual constituent at 4.9%. In addition, the sector weights are constrained within 5% (positive or negative) of the Parent Index. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of October 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 19, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated September 1, 2022, and the Statement of Additional Information (the “SAI”), dated September 1, 2022 (as revised October 3, 2022), for the iShares Core Dividend ETF (DIVB) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar® US Dividend and Buyback IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to U.S.-based companies that return capital to shareholders through either dividend payments or share buybacks. The Underlying Index consists of companies with the largest dividend and buyback programs in the market measured by adjusted shareholder yield, as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Index Provider’s adjusted shareholder yield calculation gives a 75% weighting to dividend yields and 25% weighting to net buyback yields. The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which is a broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks.
Constituent securities of the Parent Index with aggregate dividend yield and buyback yield (“total shareholder yield”) in excess of 0.1% are eligible for inclusion in the Underlying Index. Companies in the top 5% of total shareholder yield are removed. The remaining companies are selected by decreasing order of adjusted shareholder yield until 50% coverage of total shareholder payout dollars of the Parent Index is reached. Total shareholder payout dollars of a company is defined as the total shareholder yield multiplied by the float-adjusted market capitalization of the company. Companies with negative total shareholder yield are not included in the aggregate calculation. The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each individual constituent at 4.9%. In addition, the sector weights are constrained within 5% (positive or negative) of the Parent Index. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of October 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.